Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Roan Holdings Group Co., Ltd.
Trading Symbol	RAHGF
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	25,287,851
Amendment Flag	false
Entity Central Index Key	0001611852
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36664
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	147 Ganshui Lane
Entity Address, Address Line Two	Yuhuangshannan Fund TownShangcheng DistrictHangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
Contact Personnel Email Address	Zhiyong.Tang@roanholdingsgroup.com
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NONE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Auditor Firm ID	6413
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	147 Ganshui Lane
Entity Address, Address Line Two	Yuhuangshannan Fund TownShangcheng DistrictHangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
Contact Personnel Name	Zhiyong Tang
City Area Code	+86
Entity Address, Postal Zip Code	0000
Local Phone Number	571-8662-1775